REVENUE (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	Three months ended September 30,	Nine months ended September 30, 2018
	2018	2018
	(in millions)
Revenues from products and services transferred over time - crude oil pipeline transportation and storage	$564	$1,703
Major Products and Services

	Three months ended September 30,	Nine months ended September 30,
	2018	2018
	(in millions)
Operating revenues:
Transportation	$543	$1,633
Storage and other	21	70
Total revenues from contracts with customers	564	1,703
Other	(4)	(14)
Total revenues	$560	$1,689